Stockholders' Deficiency - Summary of Black-Scholes Option Pricing Model to Stock Options Granted Assumption (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Expected term (years)	2 years 6 months
Expected dividends	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Risk free interest rate	0.73%	0.63%	0.63%	0.46%
Expected term (years)		2 years 6 months	2 years 6 months	2 years 6 months
Expected volatility	102.00%	87.00%	87.00%	85.00%
Maximum [Member]
Risk free interest rate	0.90%	1.21%	1.12%	1.77%
Expected term (years)		3 years 6 months	5 years	4 years
Expected volatility	118.00%	101.00%	128.00%	141.00%